Income Tax Expense (Details) - Schedule of Significant Components of the Deferred Tax Liabilities and Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Significant Components Of The Deferred Tax Liabilities And Assets Abstract
Accelerated depreciation		$ 45,858
Net operating loss carryforwards		5,461,370	2,483,436
Less: valuation allowance	$ (7,747,627)	(5,461,370)	(2,483,436)
Deferred tax liabilities, net	$ 45,680	$ 45,858